UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2005
                                                --------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KREVLIN ADVISORS, LLC
         ----------------------------------------
Address:   598 MADISON AVENUE, 12TH FLOOR
         ----------------------------------------
           NEW YORK, NEW YORK 10022
         ----------------------------------------


Form 13F File Number: 28-10404
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Glenn J. Krevlin
Title:       Managing Member
Phone:       (646) 432-0600

Signature, Place, and Date of Signing:


    /s/ GLENN J. KREVLIN          New York, New York         November 14, 2005
    ------------------------   -------------------------   ---------------------
          [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-10404                        Krevlin Advisors, LLC
   -------------------          ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           9
                                         -----------------

Form 13F Information Table Entry Total:      124
                                         -----------------

Form 13F Information Table Value Total:      1,161,135
                                         -----------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                 Form 13F
      No.        File Number      Name

      01         28- N/A          GJK Capital Management, LLC
      --------       -----------  ----------------------------------------------

      02         28- N/A          Glenhill Overseas Management, LLC
      --------       -----------  ----------------------------------------------

      03         28- N/A          Glenhill Capital LP
      --------       -----------  ----------------------------------------------

      04         28- N/A          Glenhill Capital Overseas Partners Ltd.
      --------       -----------  ----------------------------------------------

      05         28- N/A          Glenhill Capital Overseas Master Fund, L.P.
      --------       -----------  ----------------------------------------------

      06         28- N/A          Glenhill Capital Overseas GP, Ltd.
      --------       -----------  ----------------------------------------------

      07         28- N/A          Glenhill Concentrated Long Absolute Fund, L.P.
      --------       -----------  ----------------------------------------------

      08         28- N/A          Glenhill Concentrated Long Master Fund, LLC
      --------       -----------  ----------------------------------------------

      09         28- N/A          Glenhill Concentrated Short Biased Fund LP
      --------       -----------  ----------------------------------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Armstrong Holdings Inc            042384 10 7      896     405,322  Sh          Shared-Defined  01, 03          Sole

America Movil-Adr Series L        02364W 10 5   23,037     875,250  Sh          Shared-Defined  01, 03          Sole

Activision Inc                    004930 20 2   22,433   1,096,977  Sh          Shared-Defined  01, 03          Sole

Central Garden & Pet Co           153527 10 6    9,431     208,418  Sh          Shared-Defined  01, 03          Sole

Casual Male Retail Group Inc      148711 10 4   11,159   1,621,930  Sh          Shared-Defined  01, 03          Sole

Coolbrands International Inc      222884 4C A    5,837   2,769,292  Sh          Shared-Defined  01, 03          Sole

Calpine Corp                      131347 10 6    3,627   1,400,400  Sh          Shared-Defined  01, 03          Sole

Cost Plus Inc/California          221485 10 5   18,493   1,018,916  Sh          Shared-Defined  01, 03          Sole

Cisco Systems Inc                 17275R 10 2   15,057     840,240  Sh          Shared-Defined  01, 03          Sole

Cenveo Inc                        15670S 10 5   15,430   1,487,919  Sh          Shared-Defined  01, 03          Sole

Dst Systems Inc                   233326 10 7   22,528     410,878  Sh          Shared-Defined  01, 03          Sole

Brinker International Inc         109641 10 0    9,731     259,074  Sh          Shared-Defined  01, 03          Sole

Family Dollar Stores              307000 10 9   15,304     770,220  Sh          Shared-Defined  01, 03          Sole

Flamel Technologies-Sp Adr        338488 10 9   15,755     842,522  Sh          Shared-Defined  01, 03          Sole

Flowserve Corp                    34354P 10 5   26,089     717,704  Sh          Shared-Defined  01, 03          Sole

1-800-Flowers.Com Inc-Cl A        68243Q 10 6   11,138   1,588,825  Sh          Shared-Defined  01, 03          Sole

Fred'S Inc                        356108 10 0    4,933     394,285  Sh          Shared-Defined  01, 03          Sole

Guidant Corp                      401698 10 5   14,471     210,060  Sh          Shared-Defined  01, 03          Sole

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
October 05 Calls On Gdt Us        401698 9J N      266       1,401  Sh   Call   Shared-Defined  01, 03          Sole

Information Resources-Rts         45676E 10 7      183     332,594  Sh          Shared-Defined  01, 03          Sole

J. Jill Group Inc                 466189 10 7   11,766     743,767  Sh          Shared-Defined  01, 03          Sole

Kerzner International Ltd         P6065Y 10 7   19,833     357,032  Sh          Shared-Defined  01, 03          Sole

Midas Inc                         595626 10 2    7,783     391,480  Sh          Shared-Defined  01, 03          Sole

Marketaxess Holdings Inc          57060D 10 8    1,786     131,342  Sh          Shared-Defined  01, 03          Sole

January 06 Puts On Mrk Us         589331 8M X      105       3,501  Sh   Put    Shared-Defined  01, 03          Sole

News Corp-Cl A                    65248E 10 4   43,664   2,800,794  Sh          Shared-Defined  01, 03          Sole

Oca Inc                           67083Q 10 1      664     442,595  Sh          Shared-Defined  01, 03          Sole

Turbochef Technologies Inc        900006 20 6    4,661     298,986  Sh          Shared-Defined  01, 03          Sole

Pep Boys-Manny Moe & Jack         713278 10 9   35,478   2,563,434  Sh          Shared-Defined  01, 03          Sole

Petsmart Inc                      716768 10 6   15,022     689,699  Sh          Shared-Defined  01, 03          Sole

Puradyn Filter Technologies       746091 10 7    2,110   1,835,067  Sh          Shared-Defined  01, 03          Sole

Portalplayer Inc                  736187 20 4    5,762     210,059  Sh          Shared-Defined  01, 03          Sole

Qualcomm Inc                      747525 10 3   21,934     490,140  Sh          Shared-Defined  01, 03          Sole

Reader'S Digest Association       755267 10 1   34,873   2,183,637  Sh          Shared-Defined  01, 03          Sole

Polo Ralph Lauren Corp            731572 10 3   12,975     257,953  Sh          Shared-Defined  01, 03          Sole

Renovis Inc                       759885 10 6   13,595   1,004,787  Sh          Shared-Defined  01, 03          Sole

Ross Stores Inc                   778296 10 3   23,648     997,785  Sh          Shared-Defined  01, 03          Sole

Rsa Security Inc                  749719 10 0    7,676     603,931  Sh          Shared-Defined  01, 03          Sole

Restoration Hardware Inc          760981 10 0    8,679   1,373,195  Sh          Shared-Defined  01, 03          Sole

Sprint Nextel Corp                852061 10 0   16,567     696,696  Sh          Shared-Defined  01, 03          Sole

Schwab (Charles) Corp             808513 10 5   25,260   1,750,492  Sh          Shared-Defined  01, 03          Sole

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Inds Inc-A        806882 10 6   30,673     941,769  Sh          Shared-Defined  01, 03          Sole

Sco Group Inc/The                 78403A 10 6    3,521     842,439  Sh          Shared-Defined  01, 03          Sole

The Sports Authority Inc          84917U 10 9    3,298     112,032  Sh          Shared-Defined  01, 03          Sole

Tv Azteca S.A.-Cpo                209691 1M X   27,033  44,812,608  Sh          Shared-Defined  01, 03          Sole

Tyco International Ltd            902124 10 6   55,885   2,006,634  Sh          Shared-Defined  01, 03          Sole

January 07 Puts On Frx Us         345838 8M F      294       2,101  Sh   Put    Shared-Defined  01, 03          Sole

Viacom Inc-Cl B                   925524 30 8   29,775     901,998  Sh          Shared-Defined  01, 03          Sole

January 07 Puts On Mrk Us         589331 8M E      753       3,501  Sh   Put    Shared-Defined  01, 03          Sole

Wendy'S International Inc         950590 10 9    7,904     175,050  Sh          Shared-Defined  01, 03          Sole

January 08 Calls On Tyc Us        902124 9A E    4,706       7,353  Sh   Call   Shared-Defined  01, 03          Sole

Yellow Roadway Corp               985577 10 5   35,055     846,340  Sh          Shared-Defined  01, 03          Sole

Armstrong Holdings Inc            042384 10 7      384     173,546  Sh          Shared-Defined  02, 04, 05, 06  Sole

America Movil-Adr Series L        02364W 10 5    9,863     374,750  Sh          Shared-Defined  02, 04, 05, 06  Sole

Activision Inc                    004930 20 2    9,605     469,689  Sh          Shared-Defined  02, 04, 05, 06  Sole

Central Garden & Pet Co           153527 10 6    4,038      89,236  Sh          Shared-Defined  02, 04, 05, 06  Sole

Casual Male Retail Group Inc      148711 10 4    4,778     694,461  Sh          Shared-Defined  02, 04, 05, 06  Sole

Coolbrands International Inc      222884 4C A    2,499   1,185,708  Sh          Shared-Defined  02, 04, 05, 06  Sole

Calpine Corp                      131347 10 6    1,553     599,600  Sh          Shared-Defined  02, 04, 05, 06  Sole

Cost Plus Inc/California          221485 10 5    7,918     436,259  Sh          Shared-Defined  02, 04, 05, 06  Sole

Cisco Systems Inc                 17275R 10 2    6,447     359,760  Sh          Shared-Defined  02, 04, 05, 06  Sole

Cenveo Inc                        15670S 10 5    6,607     637,081  Sh          Shared-Defined  02, 04, 05, 06  Sole

Dst Systems Inc                   233326 10 7    9,646     175,922  Sh          Shared-Defined  02, 04, 05, 06  Sole

Brinker International Inc         109641 10 0    4,166     110,926  Sh          Shared-Defined  02, 04, 05, 06  Sole

Family Dollar Stores              307000 10 9    6,553     329,780  Sh          Shared-Defined  02, 04, 05, 06  Sole

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies-Sp Adr        338488 10 9    6,746     360,734  Sh          Shared-Defined  02, 04, 05, 06  Sole

Flowserve Corp                    34354P 10 5   11,170     307,296  Sh          Shared-Defined  02, 04, 05, 06  Sole

1-800-Flowers.Com Inc-Cl A        68243Q 10 6    4,769     680,275  Sh          Shared-Defined  02, 04, 05, 06  Sole

Fred'S Inc                        356108 10 0    2,112     168,817  Sh          Shared-Defined  02, 04, 05, 06  Sole

Guidant Corp                      401698 10 5    6,196      89,940  Sh          Shared-Defined  02, 04, 05, 06  Sole

October 05 Calls On Gdt Us        401698 9J N      114         599  Sh   Call   Shared-Defined  02, 04, 05, 06  Sole

Information Resources-Rts         45676E 10 7       78     142,406  Sh          Shared-Defined  02, 04, 05, 06  Sole

J. Jill Group Inc                 466189 10 7    5,038     318,455  Sh          Shared-Defined  02, 04, 05, 06  Sole

Kerzner International Ltd         P6065Y 10 7    8,492     152,868  Sh          Shared-Defined  02, 04, 05, 06  Sole

Midas Inc                         595626 10 2    3,332     167,620  Sh          Shared-Defined  02, 04, 05, 06  Sole

Marketaxess Holdings Inc          57060D 10 8      765      56,235  Sh          Shared-Defined  02, 04, 05, 06  Sole

January 06 Puts On Mrk Us         589331 8M X       45       1,499  Sh   Put    Shared-Defined  02, 04, 05, 06  Sole

News Corp-Cl A                    65248E 10 4   18,696   1,199,206  Sh          Shared-Defined  02, 04, 05, 06  Sole

Oca Inc                           67083Q 10 1      284     189,505  Sh          Shared-Defined  02, 04, 05, 06  Sole

Turbochef Technologies Inc        900006 20 6    1,996     128,014  Sh          Shared-Defined  02, 04, 05, 06  Sole

Pep Boys-Manny Moe & Jack         713278 10 9   15,190   1,097,566  Sh          Shared-Defined  02, 04, 05, 06  Sole

Petsmart Inc                      716768 10 6    6,432     295,301  Sh          Shared-Defined  02, 04, 05, 06  Sole

Puradyn Filter Technologies       746091 10 7      861     748,266  Sh          Shared-Defined  02, 04, 05, 06  Sole

Portalplayer Inc                  736187 20 4    2,467      89,941  Sh          Shared-Defined  02, 04, 05, 06  Sole

Qualcomm Inc                      747525 10 3    9,391     209,860  Sh          Shared-Defined  02, 04, 05, 06  Sole

Reader'S Digest Association       755267 10 1   14,931     934,963  Sh          Shared-Defined  02, 04, 05, 06  Sole

Polo Ralph Lauren Corp            731572 10 3    5,555     110,447  Sh          Shared-Defined  02, 04, 05, 06  Sole

Renovis Inc                       759885 10 6    5,821     430,213  Sh          Shared-Defined  02, 04, 05, 06  Sole

Ross Stores Inc                   778296 10 3   10,125     427,215  Sh          Shared-Defined  02, 04, 05, 06  Sole

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Rsa Security Inc                  749719 10 0    3,287     258,585  Sh          Shared-Defined  02, 04, 05, 06  Sole

Restoration Hardware Inc          760981 10 0    2,405     380,611  Sh          Shared-Defined  02, 04, 05, 06  Sole

Sprint Nextel Corp                852061 10 0    7,094     298,304  Sh          Shared-Defined  02, 04, 05, 06  Sole

Sherritt International Corp       280415 8C A    1,045     110,000  Sh          Shared-Defined  02, 04, 05, 06  Sole

Schwab (Charles) Corp             808513 10 5   10,815     749,508  Sh          Shared-Defined  02, 04, 05, 06  Sole

Schnitzer Steel Inds Inc-A        806882 10 6   13,133     403,231  Sh          Shared-Defined  02, 04, 05, 06  Sole

Sco Group Inc/The                 78403A 10 6    1,508     360,707  Sh          Shared-Defined  02, 04, 05, 06  Sole

The Sports Authority Inc          84917U 10 9    1,412      47,968  Sh          Shared-Defined  02, 04, 05, 06  Sole

Tv Azteca S.A.-Cpo                209691 1M X   11,575  19,187,392  Sh          Shared-Defined  02, 04, 05, 06  Sole

Tyco International Ltd            902124 10 6   23,928     859,166  Sh          Shared-Defined  02, 04, 05, 06  Sole

January 07 Puts On Frx Us         345838 8M F      126         899  Sh   Put    Shared-Defined  02, 04, 05, 06  Sole

Viacom Inc-Cl B                   925524 30 8   12,749     386,202  Sh          Shared-Defined  02, 04, 05, 06  Sole

January 07 Puts On Mrk Us         589331 8M E      322       1,499  Sh   Put    Shared-Defined  02, 04, 05, 06  Sole

Wendy'S International Inc         950590 10 9    3,384      74,950  Sh          Shared-Defined  02, 04, 05, 06  Sole

January 08 Calls On Tyc Us        902124 9A E    2,014       3,147  Sh   Call   Shared-Defined  02, 04, 05, 06  Sole

Yellow Roadway Corp               985577 10 5   15,009     362,371  Sh          Shared-Defined  02, 04, 05, 06  Sole

Cosi Inc                          22122P 10 1    7,677     781,803  Sh          Shared-Defined  01,07,08        Sole

Cost Plus Inc/California          221485 10 5    5,536     305,000  Sh          Shared-Defined  01,07,08        Sole

Dst Systems Inc                   233326 10 7    4,112      75,000  Sh          Shared-Defined  01,07,08        Sole

Flamel Technologies-Sp Adr        338488 10 9    7,948     425,000  Sh          Shared-Defined  01,07,08        Sole

Flowserve Corp                    34354P 10 5    4,580     126,000  Sh          Shared-Defined  01,07,08        Sole

Pep Boys-Manny Moe & Jack         713278 10 9    7,363     532,000  Sh          Shared-Defined  01,07,08        Sole

Reader'S Digest Association       755267 10 1    6,069     380,000  Sh          Shared-Defined  01,07,08        Sole

Renovis Inc                       759885 10 6    2,706     200,000  Sh          Shared-Defined  01,07,08        Sole

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Restoration Hardware Inc          760981 10 0    3,792     600,000  Sh          Shared-Defined  01,07,08        Sole

Schnitzer Steel Inds Inc-A        806882 10 6    4,560     140,000  Sh          Shared-Defined  01,07,08        Sole

Sco Group Inc/The                 78403A 10 6    1,026     245,536  Sh          Shared-Defined  01,07,08        Sole

Tyco International Ltd            902124 10 6    7,102     255,000  Sh          Shared-Defined  01,07,08        Sole

Yellow Roadway Corp               985577 10 5    3,935      95,000  Sh          Shared-Defined  01,07,08        Sole

January 08 Calls On Tyc Us        902124 9A E    1,920       3,000  Sh   Call   Shared-Defined  01,07,08        Sole

Ckx Inc                           12562M 10 6    3,645     290,000  Sh          Shared-Defined  01,09           Sole

Jamdat Mobile Inc                 47023T 10 0    3,400     161,900  Sh          Shared-Defined  01,09           Sole

Oca Inc                           67083Q 10 1      970     646,501  Sh          Shared-Defined  01,09           Sole

Turbochef Technologies Inc        900006 20 6    1,763     113,100  Sh          Shared-Defined  01,09           Sole

October 05 Puts On Cwtr Us        193068 8V D       30       3,000  Sh   Put    Shared-Defined  01,09           Sole